111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                                 March 4, 2024

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253) on behalf of MFS® Commodity Strategy Fund and MFS® Global Alternative Strategy Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 78 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 27, 2024.

Please call the undersigned at (617) 954-4340 or Patrick Aguiar at (617) 954-4698 with any questions you may have.

                                            Very truly yours,

                                            SUSAN A. PEREIRA
                                            Susan A. Pereira
                                             Vice President and Managing Counsel

SAP/ada